(Loss)/Earnings Per Share (Details) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares		Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares		Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2018 $ / shares
(Loss)/earnings per share [line items]
(Loss)/profit for the year attributable to equity holders of the Company | $		$ (1,523)			$ 2,033			$ 1,875
Weighted average number of shares for basic (loss)/earnings per share		8,089,202			8,085,149			8,078,946
Dilutive effect of share options and restricted share units on number of ordinary shares	[1]	0			5,057			7,328
Weighted average number of shares for diluted (loss)/earnings per share		8,089,202			8,090,206			8,086,274
(Loss)/earnings per share, basic | (per share)		$ (0.1882)	$ (1.4590)	[2]	$ 0.2514	$ 1.9579	[2]	$ 0.2321	$ 1.8175	[2]
(Loss)/earnings per share, diluted | (per share)		$ (0.1882)	$ (1.4590)	[2]	$ 0.2513	$ 1.9571	[2]	$ 0.2319	$ 1.8159	[2]
Hong Kong, Dollars [Member]
(Loss)/earnings per share [line items]
Exchange rate for translation	[2]	7.7526	7.7526		7.7879	7.7879		7.8306	7.8306

[1]	The computation of the diluted loss per share for the year ended December 31, 2020 did not assume the exercise of the Company's share options because the exercise would result in a decrease in loss per share.
[2]	The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2020, 2019 and 2018 of US$1.00 to HK$7.7526, US$1.00 to HK$7.7879 and US$1.00 to HK$7.8306, respectively.